Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net Income	$ 651,296	$ 6,638,488	$ 7,478,936
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,150,519	952,126	1,232,611
Gain from disposal of property and equipment	(2,393,351)	(178,152)	(712,685)
Impairment of property and equipment		143,621
Gain from unrealized foreign currency translation	(89,191)	(13,986)	(412,728)
Provision for (reversal of) credit losses	915,388	(220,368)	(2,043,939)
Addition (reversal) of merchandise inventories written down	(92,100)	61,935	(68,361)
Amortization of operating lease right-of-use assets	2,639,989	2,049,635	1,711,978
Deferred tax provision (benefit)	1,606,325	(955,082)	(1,778,277)
Change in fair value of warrants liabilities	(1,438,866)	2,050,211	(109,173)
Investment loss from equity method investment		20,049	69,444
Gain from disposal of equity method investment			(190,571)
Loss on cash surrender value	71,448
Accrued interest expense	62,912	100,416
Changes in operating assets and liabilities:
Accounts receivable	(87,270,000)	(1,073,737)	(24,747,655)
Accounts receivable - related parties	(4,773)	25,698	277,005
Merchandise inventories	(10,667,514)	(13,596)	2,355,034
Compensation receivable for consumption tax		696,224	11,284,665
Prepaid expenses and other current assets	(339,634)	(10,772,468)	949,043
Long term prepaid expenses and other non-current assets	465,056	501,659	315,809
Accounts payable	86,279,085	567,502	13,816,414
Accounts payable - related parties	(2,669,723)	2,372,722	299,591
Deferred revenue	1,302,736	8,006,135	35,027
Taxes payable	818,845	(8,943,973)	(6,977,961)
Other payables and other current liabilities	1,212,727	(281,729)	1,078,396
Operating lease liabilities	(2,514,494)	(2,040,884)	(1,711,398)
Other non-current liabilities	5,261	(291,185)	(239,250)
Net used in provided by (used in) operating activities	(10,298,059)	(598,739)	1,911,955
Cash flows from investing activities:
Purchase of property and equipment	(313,995)	(992,068)	(929,308)
Proceeds from disposal of property and equipment	6,988,761	39,367	3,104,387
Investment in an equity method investment		(20,049)
Investment in life insurance policy	(601,771)
Proceeds from disposal of equity method investment			276,800
Proceeds from disposal of a subsidiary			34,600
Disposal of a subsidiary, net of cash			(171,788)
Repayments of loans to related parties	23,788	8,557	399,223
Net cash provided by (used in) investing activities	6,096,783	(964,193)	2,713,914
Cash flows from financing activities:
Capital contribution from non-controlling shareholders	159,884
Payment of dividend distribution	(530,957)
Proceeds from issuance of ordinary shares for warrants redemption		29,482
Proceeds from issuance of ordinary shares, net of issuance costs			3,747,282
Proceeds from short-term borrowings	19,427,417	5,781,612	1,384,000
Repayments of short-term borrowings	(24,228,319)	(1,446,786)	(2,076,000)
Proceeds from long-term borrowings	13,992,820
Repayments of long-term borrowings	(7,771,119)	(204,024)	(4,186,712)
Proceeds from (repayments of) related parties borrowings	3,359,437	(15,346)	(228,966)
Repayment of obligations under finance leases	(166,428)	(177,320)	(420,910)
Net cash provided by (used in) financing activities	4,242,735	3,967,618	(1,781,306)
Effect of exchange rate fluctuation on cash	(2,745,756)	(60,585)	(2,135,466)
Net increase (decrease) in cash	(2,704,297)	2,344,101	709,097
Cash at beginning of year	4,819,639	2,475,538	1,766,441
Cash at end of year	2,115,342	4,819,639	2,475,538
Supplemental cash flow information
Cash paid for income taxes	872,707	4,207,552	880,308
Cash paid for interest	1,637,499	1,072,273	798,353
Supplemental non-cash operating activities
Purchase of property and equipment financed under finance leases	77,295
Right of use assets obtained in exchange for operating lease liabilities	4,715,753		3,118,676
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	$ 233,202